Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

9. Property, plant and equipment

					Corporate
	Mining	Non-producing	Plant and	Right-of-use	office
	interests	properties	equipment	lease assets	equipment	Total
Cost
Balance at January 1, 2018	$104,362	$58,467	$48,808	$—	$84	$211,721
Asset additions	9,420	—	5,734	—	11	15,165
Property purchase option acquired	—	2,633	—	—	—	2,633
Change in decommissioning provision	(354)	—	—	—	—	(354)
Reclassification	—	(61,100)	—	—	—	(61,100)

Balance at December 31, 2018	113,428	—	54,542	—	95	168,065
Acquisition of Pershing Gold	—	34,335	14,927	—	10	49,272
Asset additions	7,600	11,236	19,936	7,358	17	46,147
Change in decommissioning provision	93	2,510	—	—	—	2,603
Reclassification	—	9,263	(343)	343	—	9,263

Balance at December 31, 2019	$121,121	$57,344	$89,062	$7,701	$122	$275,350

Accumulated depreciation and depletion
Balance at January 1, 2018	$34,848	$50,502	$26,031	$—	$39	$111,420
Depreciation/depletion for the year	6,762	—	3,800	—	10	10,572
Write-down of equipment	—	—	133	—	—	133
Reclassification	—	(50,502)	—	—	—	(50,502)

Balance at December 31, 2018	41,610	—	29,964	—	49	71,623
Depreciation/depletion for the year	8,605	—	4,415	305	13	13,338

Balance at December 31, 2019	$50,215	$—	$34,379	$305	$62	$84,961

Carrying value
at December 31, 2018	$71,818	$—	$24,578	$—	$46	$96,442

at December 31, 2019	$70,906	$57,344	$54,683	$7,396	$60	$190,389

As at January 1, 2019, the Company recognized $0.9 million of right-of-use assets from leases upon adoption of IFRS 16 using the modified retrospective approach, where $0.1 million were from the Cosalá Operations, $0.3 million were from the Galena Complex, and $0.5 million were from Corporate and Other (see Note 24). The associated lease liabilities were classified into trade and other payables and other long-term liabilities in the consolidated statement of financial position.

On March 2, 2017, the Company entered into an option acquisition agreement with Impulsora Minera Santacruz S.A. de C.V., a wholly-owned subsidiary of Santacruz Silver Mining Ltd. (“Santacruz”), to acquire an existing option with Minera Hochschild Mexico S.A. de C.V. (“Hochschild”) for the right to acquire a 100% interest of the San Felipe property located in Sonora, Mexico. As at December 31, 2018, the property purchase option was reclassified as an asset held-for-sale as its carrying amount will be recovered principally through sale. A write-down of $3.7 million was recorded for the year-ended December 31, 2018 to measure the asset held-for-sale at the lower of its carrying amount of $10.6 million and fair value less estimated costs to sell of $6.9 million. The Company made three of the remaining eight contractual quarterly option payments of $0.75 million to Hochschild during the year ended December 31, 2019. As at December 31, 2019, the property purchase option was reclassified to property, plant and equipment as its carrying amount of $9.3 million will be recovered principally through continuing use. Further details of the option are disclosed in Note 8 of the consolidated financial statements for the year ended December 31, 2018.

Non-current assets are tested for impairment or impairment reversals when events or changes in circumstances suggest that the carrying amount may not be recoverable. A write-down of $0.1 million was recorded for the year ended December 31, 2018 as a result of writing down carrying amounts of equipment to recoverable amounts. No impairment or impairment reversal indicators were identified for the year ended December 31, 2019.

The Company recognized a gain of $0.8 million in the second quarter of 2018 related to proceeds received through an insurance claim for equipment damaged from mining operations during fiscal 2017.

The amount of borrowing costs capitalized as property, plant and equipment was $0.9 million during the year ended December 31, 2019 (2018: nil).

The carrying amount of property and equipment from the non-producing Relief Canyon Mine is approximately $31.3 million as at December 31, 2019.